COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM PAYMENTS FOR FINANCING OBLIGATIONS

Future minimum payments of the financing obligation as of June 30, 2022 are as follows:

In thousands
Remainder of 2022	$283
2023	621
2024	640
2025	656
2026	673
Thereafter	11,858
Total undiscounted financing obligation	14,731
Less: Imputed interest	(7,304)
Present value of total financing obligation	$7,427